UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2012

Date of reporting period:	1/31/2012

Item 1. Schedule of Investments

Prudential Absolute Return Bond Fund

Schedule of Investments

as of January 31, 2012 (Unaudited)

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 92.0%
ASSET-BACKED SECURITIES — 22.8%
Collateralized Loan Obligations, Debt Obligations and Other Asset-Backed Securities — 14.0%
Apidos CDO (Cayman Islands),
Ser. 2006-4A, Class A1, 144A(a)	Aaa	0.807%	10/27/18	$ 500	$ 469,788
Ser. 2011-8A, Class A1, 144A(a)	Aaa	2.094	10/17/21	250	246,227
Fraser Sullivan CLO Ltd. (Cayman Islands), Ser. 2011-6A, Class A1, 144A(a)	Aaa	2.138	11/22/22	1,000	1,003,581
Fuel Trust, Sec’d. Notes, 144A	Baa2	4.207	04/15/16	200	205,383
Grosvenor Place CLO BV (Netherlands), Ser. I-X, Class A1, RegS(a)	Aaa	1.454	07/20/21	EUR494	601,116
Hewett’s Island CDO Ltd. (Cayman Islands), Ser. 2004-1A, Class A1, 144A(a)	Aaa	0.886	12/15/16	209	205,098
LCM LP (Cayman Islands), Ser. 2010-8A, Class A, 144A(a)	AAA(b)	2.167	01/14/21	500	501,092
Monument Park CDO Ltd. (Cayman Islands), Ser. 2004-1A, Class A1, 144A(a)	Aaa	1.111	01/20/16	258	253,177
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(a)	Aaa	0.796	03/15/18	494	476,335
Rosedale CLO Ltd. (Cayman Islands), Ser. I-A, Class A1S, 144A(a)	Aaa	0.811	07/24/21	220	211,991
Stanfield Vantage CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A(a)	Aaa	0.867	03/21/17	289	277,875
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(a)	Aaa	0.679	11/01/18	700	669,140

					5,120,803

Residential Mortgage-Backed Securities — 8.8%
Argent Securities, Inc., Ser. 2003-W5, Class M1(a)	Baa1	0.976	10/25/33	166	126,505
Bear Stearns Asset Backed Securities Trust, Ser. 2003-3, Class A2(a)	Aa2	0.866	06/25/43	248	211,974
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2002-3, Class 2A1(a)	A1	0.916	08/25/32	335	249,254
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-OPT1, Class M1(a)	Aa3	0.696	02/25/35	317	255,294
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(a)	Baa1	1.026	03/25/34	390	275,690
Credit-Based Asset Servicing and Securitization LLC,
Ser. 2003-CB3, Class AF1	A2	3.379	12/25/32	301	250,149
Ser. 2003-CB5, Class M1(a)	Ba1	1.296	11/25/33	357	272,750
Finance America Mortgage Loan Trust, Ser. 2003-1, Class M1(a)	A2	1.326	09/25/33	380	301,619
HSBC Home Equity Loan Trust,
Ser. 2006-2, Class A2(a)	Aaa	0.461	03/20/36	246	226,145
Ser. 2007-3, Class A4(a)	Aa2	1.781	11/20/36	250	200,534
Morgan Stanley ABS Capital I, Ser. 2004-WMC1, Class M1(a)	B1	1.206	06/25/34	306	224,444
Residential Asset Securities Corp., Ser. 2005-KS8, Class M1(a)	Baa3	0.686	08/25/35	300	262,916
Specialty Underwriting & Residential Finance, Ser. 2003-BC4, Class M1(a)	Ba3	1.176	11/25/34	281	214,078
Structured Asset Securities Corp., Ser. 2005-WF4, Class M1(a)	Baa3	0.676	11/25/35	250	172,855

					3,244,207

TOTAL ASSET-BACKED SECURITIES (cost $8,504,414)					8,365,010

BANK LOANS(a) — 6.6%
Automotive — 1.0%
Autoparts Holdings Ltd.	B1	6.500	07/29/17	75	74,859
Chrysler Group LLC	Ba2	5.320	05/24/17	149	146,010
Delphi Corp.	Baa3	3.500	03/31/17	163	162,432

					383,301

Banking — 0.3%
JBS USA LLC	Ba3	4.250	05/25/18	100	99,326

Capital Goods — 0.8%
Dealer Computer Services, Inc.	Ba2	3.750	04/21/18	92	92,209
Hertz Corp.	Ba1	3.750	03/12/18	100	94,500
Terex Corp.	Ba2	5.500	04/28/17	100	100,166

					286,875

Chemicals — 0.5%
Ashland, Inc.	Baa3	3.750	08/23/18	100	99,980
Houghton International, Inc.	B1	6.750	01/29/16	99	99,123

					199,103

Consumer — 0.2%
Visant Corp.	Ba3	5.250	12/22/16	94	89,484

Electric — 0.3%
AES Corp.	Ba1	4.250	06/01/18	99	99,250
Texas Competitive Electric Holdings Co. LLC	B2	4.795	10/10/17	48	29,638

					128,888

Foods — 0.4%
OSI Restaurant Partners, Inc.	B3	2.563	06/14/14	103	100,490
OSI Restaurant Partners, Inc.	B3	2.597	06/14/13	45	43,893

					144,383

Healthcare & Pharmaceutical — 1.6%
Drumm Investors LLC	B1	4.023	05/04/18	99	89,415
HCA, Inc.	Ba3	3.829	03/31/17	200	195,333
HCR Healthcare LLC	Ba3	5.000	04/06/18	99	93,461
PTS Acquisitions Corp.	Ba3	2.520	04/10/14	50	48,680
RPI Finance Trust	Baa2	4.000	05/09/18	149	149,063

					575,952

Real Estate Investment Trusts — 0.3%
C.B. Richard Ellis Services, Inc.	Ba1	3.796	09/04/19	100	98,215

Retailers — 0.3%
Nieman Marcus Group, Inc.	B2	4.750	05/16/18	100	98,125

Technology — 0.9%
CDW LLC	B2	4.000	07/15/17	100	97,167
First Data Corp.	B1	4.277	03/26/18	141	123,366
Sensata Technologies, Inc.	Ba3	4.000	05/12/18	100	99,400

					319,933

TOTAL BANK LOANS (cost $2,480,221)					2,423,585

COMMERCIAL MORTGAGE-BACKED SECURITIES — 23.9%
Banc of America Commercial Mortgage, Inc.,
Ser. 2006-1, Class A2(a)	Aaa	5.334	09/10/45	172	173,591
Ser. 2006-6, Class A2	Aaa	5.309	10/10/45	376	376,023
Ser. 2007-1, Class A3	Aaa	5.449	01/15/49	272	286,512
Ser. 2007-5, Class A3	AAA(b)	5.620	02/10/51	30	31,812
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Ser. 2007-1, Class AAB	Aaa	5.422	01/15/49	39	42,368
Ser. 2007-2, Class A3(a)	AAA(b)	5.780	04/10/49	200	222,562
Bear Stearns Commercial Mortgage Securities,
Ser. 2005-PWR7, Class A2	Aaa	4.945	02/11/41	208	207,845
Ser. 2006-PW11, Class A4(a)	AAA(b)	5.619	03/11/39	200	224,657
Ser. 2006-PW14, Class A2	AAA(b)	5.123	12/11/38	62	61,763
Ser. 2007-PW17, Class A3	AAA(b)	5.736	06/11/50	200	208,957
Ser. 2007-T26, Class A2	AAA(b)	5.330	01/12/45	55	55,359

Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A3(a)	Aaa	5.885	12/10/49	200	214,006
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Ser. 2006-CD2, Class A2	Aaa	5.408	01/15/46	136	135,566
Ser. 2006-CD3, Class A2	Aaa	5.560	10/15/48	226	228,849
Ser. 2007-CD4, Class A2B	Aaa	5.205	12/11/49	197	197,851
Ser. 2007-CD4, Class A3	Aaa	5.293	12/11/49	200	214,777
Credit Suisse Mortgage Capital Certificates,
Ser. 2007-C3, Class A2(a)	Aaa	5.902	06/15/39	160	160,528
Ser. 2007-C4, Class A3(a)	Aaa	5.987	09/15/39	200	210,753

CW Capital Cobalt Ltd., Ser. 2007-C2, Class A2	Aaa	5.334	04/15/47	114	119,094
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class AAB	Aaa	5.477	12/10/49	155	161,709
Greenwich Capital Commercial Funding Corp.,
Ser. 2005-GG3, Class A3	Aaa	4.569	08/10/42	200	203,791
Ser. 2005-GG5, Class AAB(a)	Aaa	5.190	04/10/37	170	179,619
Ser. 2007-GG9, Class A2	Aaa	5.381	03/10/39	348	349,316
GS Mortgage Securities Corp. II,
Ser. 2006-GG6, Class A2(a)	AAA(b)	5.506	04/10/38	73	73,098
Ser. 2006-GG8, Class A2	Aaa	5.479	11/10/39	63	63,777
Ser. 2006-GG8, Class A3	Aaa	5.542	11/10/39	200	207,671
JPMorgan Chase Commercial Mortgage Securities Corp.,
Ser. 2004-CBX, Class AJ(a)	Aa1	4.951	01/12/37	200	205,448
Ser. 2005-LDP4, Class AM(a)	Aa2	4.999	10/15/42	200	212,048
Ser. 2006-LDP6, Class ASB(a)	Aaa	5.490	04/15/43	150	159,402
Ser. 2007-LD11, Class A3(a)	Aaa	6.005	06/15/49	218	231,882
Ser. 2007-LD12, Class A2	Aaa	5.827	02/15/51	393	397,183
LB Commercial Conduit Mortgage Trust, Ser. 2007-C3, Class A3(a)	Aaa	6.123	07/15/44	172	185,037
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C3, Class A3	Aaa	4.647	07/15/30	72	72,362
Ser. 2006-C3, Class A4(a)	Aaa	5.661	03/15/39	200	224,865
Ser. 2006-C6, Class A2	Aaa	5.262	09/15/39	5	4,822
Ser. 2006-C7, Class A2	AAA(b)	5.300	11/15/38	189	189,600
Ser. 2007-C2, Class A2	AAA(b)	5.303	02/15/40	95	95,035
Merrill Lynch Mortgage Trust, Ser. 2007-C1, Class A3(a)	A+(b)	6.027	06/12/50	445	465,190
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-4, Class A2(a)	Aaa	5.112	12/12/49	49	49,196
Morgan Stanley Capital I,
Ser. 2004-IQ8, Class A4	AAA(b)	4.900	06/15/40	543	543,933
Ser. 2006-HQ9, Class A2	AAA(b)	5.618	07/12/44	125	124,704
Ser. 2007-HQ11, Class A2	Aaa	5.359	02/12/44	108	107,997
Ser. 2007-HQ11, Class A31	Aaa	5.439	02/12/44	160	165,725
Ser. 2007-IQ14, Class AAB(a)	Aaa	5.654	04/15/49	200	215,021
Wachovia Bank Commercial Mortgage Trust,
Ser. 2006-C29, Class A3	Aaa	5.313	11/15/48	125	131,758
Ser. 2007-C30, Class A3	Aaa	5.246	12/15/43	195	198,955
Ser. 2007-C33, Class A2(a)	Aaa	6.051	02/15/51	182	183,264

TOTAL COMMERCIAL-MORTGAGE BACKED SECURITIES (cost $8,712,405)					8,775,281

CORPORATE BONDS — 32.7%
Aerospace & Defense — 0.1%
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba2	8.500	07/01/18	35	38,587

Airlines — 0.7%
Continental Airlines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A	Baa1	5.983	04/19/22	112	118,932
Delta Air Lines 2011-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A	Baa2	5.300	04/15/19	130	136,500

					255,432

Automotive — 0.1%
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	Baa1	2.700	03/15/17	25	25,069

Banking — 5.6%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes	A1	2.875	04/25/14	50	49,104
American Express Co., Sr. Unsec’d. Notes	A3	8.125	05/20/19	130	171,125
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	5.875	01/05/21	130	133,542
Capital One Financial Corp., Sub. Notes	Baa2	6.150	09/01/16	110	116,585

Citigroup, Inc.,
Sr. Unsec’d. Notes	A3	6.125	05/15/18	130	142,849
Sub. Notes	Baa1	5.000	09/15/14	100	102,835
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	A1	5.125	01/15/15	100	106,077
Sr. Unsec’d. Notes	A1	5.750	01/24/22	100	103,654
Sub. Notes	A2	5.625	01/15/17	130	134,608
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A	Aa2	3.500	06/28/15	120	124,494
JPMorgan Chase & Co.,
Jr. Sub. Notes, Ser. 1(a)	Baa1	7.900	04/29/49	130	140,817
Sr. Unsec’d. Notes	Aa3	3.150	07/05/16	15	15,229
Sr. Unsec’d. Notes	Aa3	6.000	01/15/18	130	147,385
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	A1	5.800	01/13/20	100	101,881
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625	09/23/19	130	129,361
PNC Funding Corp., Gtd. Notes	A3	2.700	09/19/16	50	51,599
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	A2	4.875	03/16/15	100	101,226
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa1	4.625	04/19/16	35	34,179
US Bancorp, Jr. Sub. Notes	A2	3.442	02/01/16	130	134,974

					2,041,524

Building Materials & Construction — 0.3%
Country Garden Holdings Co. (Cayman Islands), Sr. Unsec’d. Notes, 144A	Ba3	11.750	09/10/14	100	100,000

Cable — 3.0%
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A	Ba3	6.750	11/15/21	50	53,750
Sr. Unsec’d. Notes	Ba3	8.500	04/15/14	250	278,125
Sr. Unsec’d. Notes	Ba3	8.625	02/15/19	35	40,862
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500	03/01/16	130	135,723
Echostar DBS Corp., Gtd. Notes	Ba2	6.625	10/01/14	200	215,000
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	B2	9.875	04/15/18	150	163,125
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125	04/15/18	200	222,000

					1,108,585

Capital Goods — 1.0%
Case New Holland, Inc., Gtd. Notes	Ba2	7.750	09/01/13	100	108,250
Hutchison Whampoa International (11) Ltd. (Cayman Islands), Gtd. Notes, 144A	A3	4.625	01/13/22	200	201,120
Xylem, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.875	10/01/21	50	53,252

					362,622

Chemicals — 0.8%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	5.900	02/15/15	120	135,226
Rockwood Specialties Group, Inc., Gtd. Notes	B1	7.500	11/15/14	150	152,250

					287,476

Consumer — 0.4%
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875	04/15/16	128	139,533

Electric — 0.8%
DTE Energy Co., Sr. Unsec’d. Notes(a)	Baa2	1.227	06/03/13	50	49,965
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	Baa3	5.375	11/02/12	100	99,900
Entergy Corp., Sr. Unsec’d. Notes	Baa3	4.700	01/15/17	75	77,399
Southwestern Electric Power Co., Sr. Unsec’d. Notes	Baa3	3.550	02/15/22	50	50,180

					277,444

Energy — Other — 1.8%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.375	09/15/17	100	118,280
Cameron International Corp., Sr. Unsec’d. Notes(a)	Baa1	1.459	06/02/14	125	125,257
Forest Oil Corp., Gtd. Notes	B1	8.500	02/15/14	200	218,000
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	5.050	12/15/16	75	80,361
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.150	03/15/13	100	103,783

					645,681

Foods — 1.8%
ARAMARK Corp., Gtd. Notes	B3	8.500	02/01/15	200	205,000
Dole Food Co., Inc., Sec’d. Notes	B2	13.875	03/15/14	100	115,125
MHP SA (Luxembourg), Gtd. Notes, 144A	B3	10.250	04/29/15	100	92,750
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000	07/15/14	100	117,500
Stater Bros. Holdings, Inc., Gtd. Notes	B2	7.750	04/15/15	125	128,281

					658,656

Gaming — 1.6%
Marina District Finance Co., Inc., Sr. Sec’d. Notes	B2	9.875	08/15/18	100	93,500
MGM Resorts International,
Sr. Sec’d. Notes	Ba2	11.125	11/15/17	200	227,500
Sr. Sec’d. Notes	Ba2	13.000	11/15/13	100	116,875
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $139,688; purchased 04/12/11)(c)(d)	B1	11.375	07/15/16	125	133,437

					571,312

Healthcare & Pharmaceutical — 0.8%
HCA, Inc.,
Sr. Unsec’d. Notes	B3	7.190	11/15/15	100	101,500
Sr. Unsec’d. Notes, MTN	B3	9.000	12/15/14	200	210,000

					311,500

Insurance — 1.7%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	7.500	08/01/16	100	115,106
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400	12/15/20	130	141,402
AON Corp., Sr. Unsec’d. Notes	Baa2	3.125	05/27/16	110	112,971
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.700	08/15/16	115	123,703
Markel Corp., Sr. Unsec’d. Notes	Baa2	7.125	09/30/19	130	149,672

					642,854

Lodging — 0.3%
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	5.750	02/01/18	120	127,604

Media & Entertainment — 1.6%
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	Caa2	11.250	06/15/16	100	106,000
Lamar Media Corp., Gtd. Notes	Ba3	9.750	04/01/14	175	198,625
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625	02/01/14	250	287,500

					592,125

Metals — 2.5%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	9.850	06/01/19	50	58,950
Berau Capital Resources Pte. Ltd. (Singapore), Sr. Sec’d. Notes, RegS	B1	12.500	07/08/15	200	226,000

Bumi Capital Pte. Ltd. (Singapore), Sr. Sec’d. Notes, RegS	Ba3	12.000	11/10/16	100	108,500
Century Aluminum Co., Sec’d. Notes	B(b)	8.000	05/15/14	125	127,187
Indo Integrated Energy II BV (Netherlands), Sr. Sec’d. Notes, RegS	B1	9.750	11/05/16	100	109,000
Peabody Energy Corp., Sr. Unsec’d. Notes, 144A	Ba1	6.000	11/15/18	100	103,000
Steel Dynamics, Inc., Gtd. Notes	Ba2	6.750	04/01/15	150	153,188
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850	11/10/14	50	50,977

					936,802

Non-Captive Finance — 1.2%
American General Finance Corp., Sr. Unsec’d. Notes, Ser. H, MTN	B3	5.375	10/01/12	100	96,375
CIT Group, Inc., Sec’d. Notes, 144A	B2	7.000	05/02/17	100	100,250
International Lease Finance Corp.,
Sr. Unsec’d. Notes	B1	5.750	05/15/16	25	24,647
Sr. Unsec’d. Notes	B1	6.250	05/15/19	25	24,498
Sr. Unsec’d. Notes	B1	8.625	09/15/15	90	97,088
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000	03/25/20	100	106,500

					449,358

Paper — 1.6%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $35,100; purchased 04/20/11)(c)(d)	Baa3	5.400	11/01/20	35	39,565
Graphic Packaging International, Inc., Gtd. Notes	B2	9.500	06/15/17	150	165,375
International Paper Co., Sr. Unsec’d. Notes	Baa3	9.375	05/15/19	100	132,069
Rock-Tenn Co., Gtd. Notes	Ba2	9.250	03/15/16	150	157,312
Verso Paper Holdings LLC/Verso Paper, Inc., Sr. Sec’d. Notes	Ba2	11.500	07/01/14	100	103,000

					597,321

Pipelines & Other — 0.1%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	5.200	02/01/22	25	26,401

Real Estate Investment Trusts — 0.5%
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	4.600	06/15/13	130	133,078
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.500	11/15/15	50	54,628

					187,706

Technology — 2.0%
Fiserv, Inc., Gtd. Notes	Baa2	3.125	06/15/16	35	35,956
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, Ser. EXcH(a)	B2	3.322	10/15/13	75	74,813
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000	05/01/14	100	114,250
SunGard Data Systems, Inc.,
Gtd. Notes	Caa1	10.625	05/15/15	150	159,563
Sr. Sec’d. Notes	B3	4.875	01/15/14	100	101,375
Tyco Electronics Group SA (Luxembourg), Gtd. Notes	Baa2	3.500	02/03/22	25	24,943
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba1	12.750	10/15/14	100	112,750
Xerox Corp., Sr. Unsec’d. Notes(a)	Baa2	1.281	05/16/14	100	98,716

					722,366

Telecommunications — 1.7%
Digicel Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	B1	12.000	04/01/14	100	112,750

Embarq Corp., Sr. Unsec’d. Notes (original cost $135,646; purchased 05/04/11-05/11/11)(c)(d)	Baa3	7.082	06/01/16	120	133,994
Nextel Communications, Inc., Gtd. Notes, Ser. E	B1	6.875	10/31/13	60	60,000
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	3.992	02/16/16	120	119,914
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland), Sec’d. Notes, 144A	Ba3	7.748	02/02/21	200	193,000

					619,658

Tobacco — 0.7%
Altria Group, Inc., Gtd. Notes	Baa1	9.950	11/10/38	60	92,830
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500	08/04/16	15	15,370
Reynolds American, Inc., Gtd. Notes	Baa3	6.750	06/15/17	115	133,987

					242,187

TOTAL CORPORATE BONDS (cost $11,885,396)					11,967,803

MUNICIPAL BOND — 0.3%
State of Illinois (cost $125,723)	A2	3.321	01/01/13	125	127,884

NON-CORPORATE FOREIGN AGENCIES — 3.5%
Corp. Andina de Fomento (Supranational), Sr. Unsec’d. Notes	A1	3.750	01/15/16	70	71,206
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	4.125	09/09/15	100	103,226
Gazprom OAO Via Gazprom International (Luxembourg), Sr. Unsec’d. Notes, 144A	BBB+(b)	7.201	02/01/20	68	73,992
IPIC GMTN Ltd. (Cayman Islands), Gtd. Notes, 144A, MTN	Aa3	5.500	03/01/22	200	202,500
KazMunayGas National Co. (Kazakhstan), Sr. Unsec’d. Notes, 144A, MTN	Baa3	8.375	07/02/13	100	106,770
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250	06/17/14	100	107,816
NAK Naftogaz Ukraine (Ukraine), Gtd. Notes	NR	9.500	09/30/14	95	91,556
National Agricultural Cooperative Federation (South Korea) Sr. Unsec’d. Notes, 144A, MTN	A1	3.500	02/08/17	200	196,289
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	Baa1	4.875	01/24/22	50	51,599
Petroleos de Venezuela SA (Venezuela) Sr. Unsec’d. Notes, Ser. 2014	NR	4.900	10/28/14	200	168,000
VTB Bank OJSC Via VTB Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A(c)	Baa1	6.875	05/29/18	100	103,875

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,277,007)					1,276,829

SOVEREIGNS — 1.7%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, Ser. E, MTN	NR	2.750	03/05/15	45	44,476
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	4.875	01/22/21	175	196,875
Indonesia Government International Bond (Indonesia) Sr. Unsec’d. Notes, RegS	Baa3	6.750	03/10/14	200	216,750
Ireland Government Bond (Ireland), Bonds	Ba1	4.500	04/18/20	EUR45	49,444
Republic of Ghana (Ghana), Unsec’d. Notes, 144A	B(b)	8.500	10/04/17	100	110,500

TOTAL SOVEREIGNS (cost $617,254)					618,045

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Note	0.875	01/31/17	105	105,845
U.S. Treasury Note(e)	2.000	11/15/21	80	81,400

TOTAL U.S. TREASURY OBLIGATIONS (cost $185,165)				187,245

TOTAL LONG-TERM INVESTMENTS (cost $33,787,585)				33,741,682

SHORT-TERM INVESTMENTS — 8.1%

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 8.1%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $2,954,473)(f)			2,954,473	2,954,473

			Notional Amount (000)
OPTIONS PURCHASED*(g)
Call Options
Euro 2 Year Mid-Curve, expiring 06/15/12, Strike Price $99.375 (cost $359)			$ 4,000	450

TOTAL SHORT-TERM INVESTMENTS (cost $2,954,832)				2,954,923

TOTAL INVESTMENTS — 100.1% (cost $36,742,417)(h)				36,696,605
LIABILITIES IN EXCESS OF OTHER ASSETS(i) — (0.1)%				(49,743)

NET ASSETS — 100.0%				$36,646,862

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

AUD—Australian Dollar

BRL—Brazilian Real

BTP—Buoni Tesoro Poliennali - Long Term Treasury Bonds

CAD—Canadian Dollar

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW—South Korean Won

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NR—Not Rated by Moody’s or Standard & Poor’s

NZD—New Zealand Dollar

PLN—Polish Zloty

RUB—Russian Rouble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thailand Baht

TRY—Turkish Lira

TWD—Taiwan Dollar

ZAR—South African Rand

†	The ratings reflected are as of January 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2012.
(b)	Standard & Poor’s Rating.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $310,434. The aggregate value of $306,996 is approximately 0.8% of net assets.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(g)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2012.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$36,876,494	$311,972	$(491,861)	$(179,889)

The difference between book and tax basis is primarily attributable to the difference in the treatment of amortization of premiums as of the current reporting period.

(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at January 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2012	Unrealized Appreciation(1)
	Long Positions:
18	10 Year U.S. Treasury Notes	Mar. 2012	$2,349,509	$2,380,500	$30,991
1	Euro-BTP Italian Government Bond	Mar. 2012	124,674	130,033	5,359

					$36,350

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2012.

Forward foreign currency exchange contracts outstanding at January 31, 2012:

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)(1)
Australian Dollar
Expiring 03/21/12	Morgan Stanley	AUD	77,827	$80,222	$82,172	$1,950
Expiring 03/21/12	Morgan Stanley	AUD	74,824	77,264	79,001	1,737
Expiring 03/21/12	Morgan Stanley	AUD	70,049	72,300	73,959	1,659
Expiring 03/21/12	Morgan Stanley	AUD	52,378	54,800	55,302	502
Brazilian Real
Expiring 04/05/12	Citibank NA	BRL	201,589	107,600	113,653	6,053
Expiring 04/05/12	UBS AG	BRL	266,792	145,907	150,414	4,507
British Pound
Expiring 03/20/12	Citibank NA	GBP	34,944	54,364	55,043	679
Canadian Dollar
Expiring 03/20/12	JPMorgan Chase Securities	CAD	202,560	197,526	201,788	4,262
Expiring 03/20/12	JPMorgan Chase Securities	CAD	54,937	54,500	54,727	227
Chilean Peso
Expiring 02/22/12	Citibank NA	CLP	36,623,195	72,100	74,312	2,212
Expiring 02/22/12	Citibank NA	CLP	27,046,540	54,800	54,880	80
Expiring 02/22/12	Citibank NA	CLP	18,284,650	36,100	37,101	1,001
Expiring 02/22/12	Citibank NA	CLP	17,725,290	36,300	35,966	(334)
Chinese Yuan Renminbi
Expiring 08/02/12	Morgan Stanley	CNY	1,112,831	175,900	176,433	533
Expiring 08/02/12	UBS AG	CNY	2,291,628	361,000	363,325	2,325

Expiring 08/02/12	UBS AG	CNY	2,194,275	344,200	347,891	3,691
Expiring 08/02/12	UBS AG	CNY	556,345	87,900	88,206	306
Expiring 10/29/12	Morgan Stanley	CNY	330,588	52,300	52,419	119
Colombian Peso
Expiring 03/06/12	Citibank NA	COP	203,700,000	105,000	112,280	7,280
Expiring 03/06/12	Citibank NA	COP	172,410,220	89,200	95,033	5,833
Expiring 03/06/12	Citibank NA	COP	67,266,000	36,000	37,077	1,077
Czech Koruna
Expiring 03/22/12	JPMorgan Chase Securities	CZK	1,438,938	72,400	74,321	1,921
Expiring 03/22/12	JPMorgan Chase Securities	CZK	1,062,211	54,300	54,863	563
Euro
Expiring 03/23/12	Citibank NA	EUR	71,025	93,207	92,917	(290)
Expiring 03/23/12	Morgan Stanley	EUR	55,336	73,000	72,392	(608)
Hungarian Forint
Expiring 03/22/12	Citibank NA	HUF	12,330,521	54,800	54,486	(314)
Expiring 03/22/12	Citibank NA	HUF	12,316,596	54,800	54,425	(375)
Expiring 03/22/12	JPMorgan Chase Securities	HUF	16,701,618	73,100	73,801	701
Indian Rupee
Expiring 03/05/12	UBS AG	INR	5,423,510	104,600	108,795	4,195
Expiring 01/07/13	Citibank NA	INR	2,893,376	54,300	55,377	1,077
Expiring 01/07/13	Citibank NA	INR	1,919,181	36,300	36,732	432
Expiring 01/07/13	UBS AG	INR	3,885,402	72,300	74,364	2,064
Expiring 01/07/13	UBS AG	INR	3,134,016	57,600	59,983	2,383
Indonesian Rupiah
Expiring 04/19/12	Citibank NA	IDR	1,229,080,000	132,088	135,724	3,636
Malaysian Ringgit
Expiring 03/01/12	Citibank NA	MYR	226,082	72,300	74,159	1,859
Expiring 03/01/12	Citibank NA	MYR	168,866	54,800	55,391	591
Expiring 03/01/12	UBS AG	MYR	331,935	104,300	108,881	4,581
Expiring 03/01/12	UBS AG	MYR	219,066	69,600	71,858	2,258
Expiring 03/01/12	UBS AG	MYR	217,883	69,600	71,470	1,870
Mexican Peso
Expiring 03/20/12	Citibank NA	MXN	2,817,239	205,852	215,249	9,397
Expiring 03/20/12	Citibank NA	MXN	984,620	73,523	75,229	1,706
Expiring 03/20/12	JPMorgan Chase Securities	MXN	731,435	55,868	55,885	17
New Zealand Dollar
Expiring 03/21/12	JPMorgan Chase Securities	NZD	346,994	276,282	285,549	9,267
Norwegian Krone
Expiring 03/22/12	Citibank NA	NOK	435,444	72,400	74,069	1,669
Expiring 03/22/12	Citibank NA	NOK	428,612	72,400	72,907	507
Expiring 03/22/12	Citibank NA	NOK	214,288	36,300	36,450	150
Polish Zloty
Expiring 03/22/12	Citibank NA	PLN	180,065	54,800	55,504	704
Expiring 03/22/12	Citibank NA	PLN	121,942	36,200	37,588	1,388
Expiring 03/22/12	Citibank NA	PLN	120,183	36,300	37,046	746
Expiring 03/22/12	Citibank NA	PLN	117,866	36,500	36,331	(169)
Expiring 03/22/12	JPMorgan Chase Securities	PLN	183,079	53,654	56,433	2,779
Russian Rouble
Expiring 02/06/12	Citibank NA	RUB	3,232,257	104,300	106,644	2,344
Expiring 02/06/12	Citibank NA	RUB	2,164,185	69,700	71,404	1,704
Expiring 02/06/12	Citibank NA	RUB	2,133,796	69,700	70,402	702
Expiring 02/06/12	UBS AG	RUB	1,692,624	53,700	55,846	2,146
Expiring 04/09/12	Citibank NA	RUB	2,271,906	73,000	74,280	1,280
Expiring 04/09/12	Citibank NA	RUB	1,839,168	57,600	60,132	2,532

Expiring 04/09/12	Citibank NA	RUB	1,728,912	54,300	56,527	2,227
Expiring 04/09/12	Citibank NA	RUB	1,699,567	54,800	55,567	767
Expiring 04/09/12	Citibank NA	RUB	1,672,989	54,800	54,698	(102)
Expiring 04/09/12	Citibank NA	RUB	1,135,863	36,300	37,137	837
Singapore Dollar
Expiring 03/21/12	Goldman Sachs Group LP	SGD	448,160	348,755	356,294	7,539
South African Rand
Expiring 03/30/12	Citibank NA	ZAR	727,625	92,888	92,219	(669)
Expiring 03/30/12	Citibank NA	ZAR	435,276	54,800	55,167	367
Expiring 03/30/12	Citibank NA	ZAR	430,935	54,800	54,617	(183)
Expiring 03/30/12	Morgan Stanley	ZAR	778,589	98,526	98,678	152
South Korean Won
Expiring 02/07/12	UBS AG	KRW	77,830,200	69,600	69,246	(354)
Expiring 02/27/12	UBS AG	KRW	123,197,315	105,958	109,437	3,479
Expiring 02/27/12	UBS AG	KRW	119,527,800	104,300	106,178	1,878
Expiring 02/27/12	UBS AG	KRW	78,648,000	69,600	69,864	264
Expiring 02/27/12	UBS AG	KRW	60,870,500	53,000	54,072	1,072
Expiring 02/27/12	UBS AG	KRW	58,972,950	52,200	52,386	186
Expiring 04/26/12	Citibank NA	KRW	62,244,580	54,800	55,073	273
Expiring 04/26/12	Morgan Stanley	KRW	41,069,820	36,300	36,338	38
Swedish Krona
Expiring 03/22/12	Citibank NA	SEK	374,052	54,300	54,860	560
Expiring 03/22/12	Citibank NA	SEK	369,200	54,300	54,149	(151)
Expiring 03/22/12	Morgan Stanley	SEK	977,369	141,895	143,345	1,450
Taiwan Dollar
Expiring 03/02/12	UBS AG	TWD	2,091,480	69,600	70,719	1,119
Thai Baht
Expiring 02/07/12	UBS AG	THB	2,678,382	87,000	86,564	(436)
Expiring 04/23/12	Citibank NA	THB	1,715,103	54,800	55,157	357
Expiring 04/23/12	UBS AG	THB	2,266,904	73,100	72,903	(197)
Expiring 04/23/12	UBS AG	THB	1,708,006	54,800	54,929	129
Turkish Lira
Expiring 03/30/12	Citibank NA	TRY	130,877	73,100	72,636	(464)
Expiring 03/30/12	JPMorgan Chase Securities	TRY	99,444	54,800	55,191	391
Expiring 03/30/12	Morgan Stanley	TRY	156,226	84,900	86,705	1,805
Expiring 03/30/12	UBS AG	TRY	154,429	85,049	85,707	658

				$7,320,128	$7,454,232	$134,104

Sale Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)(1)
Australian Dollar
Expiring 03/21/12	JPMorgan Chase Securities	AUD	70,355	$73,000	$74,282	$(1,282)
Brazilian Real
Expiring 04/19/12	Citibank NA	BRL	98,541	54,800	55,414	(614)
British Pound
Expiring 03/23/12	Citibank NA	GBP	34,903	54,800	54,977	(177)
Canadian Dollar
Expiring 03/20/12	Citibank NA	CAD	55,100	54,364	54,890	(526)
Chilean Peso
Expiring 02/22/12	Citibank NA	CLP	18,074,800	36,500	36,675	(175)
Chinese Yuan Renminbi
Expiring 08/02/12	Morgan Stanley	CNY	457,271	72,600	72,498	102

Expiring 08/02/12	Morgan Stanley	CNY	1,502,974	236,950	238,289	(1,339)
Expiring 08/02/12	Morgan Stanley	CNY	333,779	52,300	52,919	(619)
Expiring 08/02/12	UBS AG	CNY	1,503,211	236,950	238,326	(1,376)
Expiring 08/02/12	UBS AG	CNY	560,640	87,600	88,887	(1,287)
Expiring 08/02/12	UBS AG	CNY	453,365	72,100	71,879	221
Expiring 08/02/12	UBS AG	CNY	334,537	53,300	53,039	261
Colombian Peso
Expiring 03/06/12	Citibank NA	COP	99,764,280	54,900	54,990	(90)
Euro
Expiring 03/23/12	Citibank NA	EUR	557,539	721,860	729,387	(7,527)
Expiring 03/23/12	Citibank NA	EUR	72,382	95,100	94,691	409
Hungarian Forint
Expiring 03/22/12	Citibank NA	HUF	16,478,663	73,100	72,816	284
Indian Rupee
Expiring 03/05/12	UBS AG	INR	5,423,510	100,529	108,795	(8,266)
Expiring 01/07/13	Citibank NA	INR	2,918,100	54,800	55,850	(1,050)
Indonesian Rupiah
Expiring 04/19/12	UBS AG	IDR	561,168,400	62,200	61,968	232
Malaysian Ringgit
Expiring 03/01/12	UBS AG	MYR	195,563	60,800	64,149	(3,349)
Mexican Peso
Expiring 03/20/12	Citibank NA	MXN	1,196,084	91,400	91,386	14
Norwegian Krone
Expiring 03/22/12	Citibank NA	NOK	428,612	73,100	72,907	193
Expiring 03/22/12	Morgan Stanley	NOK	52	9	9	—
Polish Zloty
Expiring 03/22/12	Citibank NA	PLN	251,232	76,800	77,441	(641)
Russian Rouble
Expiring 02/06/12	Citibank NA	RUB	2,728,793	85,710	90,033	(4,323)
Expiring 02/06/12	Citibank NA	RUB	2,667,650	84,600	88,015	(3,415)
Expiring 02/06/12	Citibank NA	RUB	2,133,796	66,815	70,402	(3,587)
Expiring 02/06/12	Citibank NA	RUB	1,692,624	53,612	55,846	(2,234)
Expiring 04/09/12	Citibank NA	RUB	3,490,906	113,400	114,135	(735)
South African Rand
Expiring 03/30/12	Morgan Stanley	ZAR	232,494	29,600	29,466	134
South Korean Won
Expiring 02/07/12	UBS AG	KRW	77,830,200	68,182	69,246	(1,064)
Expiring 02/27/12	Morgan Stanley	KRW	123,197,315	105,608	109,437	(3,829)
Expiring 02/27/12	UBS AG	KRW	167,665,475	142,029	148,939	(6,910)
Expiring 02/27/12	UBS AG	KRW	150,353,775	128,700	133,561	(4,861)
Swedish Krona
Expiring 03/22/12	Citibank NA	SEK	743,034	109,700	108,977	723
Expiring 03/22/12	Citibank NA	SEK	500,422	73,100	73,394	(294)
Expiring 03/22/12	Morgan Stanley	SEK	477,038	68,745	69,965	(1,220)
Taiwan Dollar
Expiring 03/02/12	UBS AG	TWD	2,091,480	69,287	70,719	(1,432)
Thai Baht
Expiring 02/07/12	UBS AG	THB	2,678,382	85,708	86,564	(856)
Turkish Lira
Expiring 03/30/12	Citibank NA	TRY	139,521	76,800	77,433	(633)

				$3,911,458	$3,972,596	$(61,138)

						$72,966

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2012.

Forward rate agreements outstanding at January 31, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation(2)	Counterparty
$14,000	02/02/12	0.571%	3 month LIBOR(1)	$1,010	$—	$1,010	Barclays Bank PLC
12,000	02/02/12	0.561	3 month LIBOR(1)	566	—	566	Barclays Bank PLC

				$1,576	$—	$1,576

(1)	Fund pays the floating rate and receives the fixed rate.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Interest rate swap agreements outstanding at January 31, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(3)	Counterparty
	$10,000	07/22/13	0.647	3 month LIBOR(1)	$(25,025)	—	$(25,025)	Morgan Stanley Capital Services
	4,000	07/28/13	0.625	3 month LIBOR(2)	9,036	—	9,036	Citibank NA
	3,950	09/06/13	0.518	3 month LIBOR(2)	6,563	—	6,563	Barclays Bank PLC
	2,450	09/21/13	0.493	3 month LIBOR(1)	(2,557)	—	(2,557)	Barclays Bank PLC
	1,400	09/26/13	0.524	3 month LIBOR(1)	(2,633)	—	(2,633)	Barclays Bank PLC
	1,750	10/04/13	0.559	3 month LIBOR(2)	4,165	—	4,165	Barclays Bank PLC
	1,000	05/10/14	1.288	3 month LIBOR(1)	(19,461)	—	(19,461)	Citibank NA
	1,000	05/13/14	1.258	3 month LIBOR(1)	(18,621)	—	(18,621)	Citibank NA
	600	07/01/14	1.095	3 month LIBOR(1)	(8,294)	—	(8,294)	Barclays Bank PLC
	900	08/05/14	0.821	3 month LIBOR(1)	(9,115)	—	(9,115)	Barclays Bank PLC
	2,000	09/26/14	0.640	3 month LIBOR(1)	(7,974)	—	(7,974)	Barclays Bank PLC
	1,050	11/09/14	0.710	3 month LIBOR(1)	(4,827)	—	(4,827)	Citibank NA
	1,300	12/31/15	1.705	3 month LIBOR(2)	48,880	—	48,880	Barclays Bank PLC
	2,000	04/08/16	2.520	3 month LIBOR(1)	(155,635)	—	(155,635)	Citibank NA
	2,000	04/27/16	2.313	3 month LIBOR(1)	(136,740)	—	(136,740)	Citibank NA
	1,000	05/18/16	2.040	3 month LIBOR(1)	(54,282)	—	(54,282)	Citibank NA
	2,000	06/30/16	1.821	3 month LIBOR(1)	(85,528)	—	(85,528)	Citibank NA
	2,350	08/15/16	1.220	3 month LIBOR(2)	45,772	—	45,772	Barclays Bank PLC
	3,200	09/06/16	1.165	3 month LIBOR(1)	(50,143)	—	(50,143)	Barclays Bank PLC
	500	09/16/16	1.205	3 month LIBOR(1)	(8,588)	—	(8,588)	Barclays Bank PLC
	1,000	09/19/16	1.245	3 month LIBOR(1)	(19,018)	—	(19,018)	Barclays Bank PLC
	3,000	09/26/16	1.113	3 month LIBOR(2)	37,155	—	37,155	Barclays Bank PLC
	1,400	09/27/16	1.115	3 month LIBOR(2)	18,099	—	18,099	Barclays Bank PLC
	460	12/02/16	1.328	3 month LIBOR(2)	8,679	—	8,679	Citibank NA
	470	12/22/16	1.265	3 month LIBOR(1)	(6,969)	—	(6,969)	Citibank NA
	470	01/09/17	1.255	3 month LIBOR(2)	6,393	—	6,393	Citibank NA
	350	01/17/17	1.128	3 month LIBOR(1)	(2,488)	—	(2,488)	Citibank NA
	350	01/17/17	1.151	3 month LIBOR(1)	(2,895)	—	(2,895)	Citibank NA
	225	01/24/17	1.205	3 month LIBOR(1)	(2,414)	—	(2,414)	Bank of Nova Scotia
	225	01/27/17	1.071	3 month LIBOR(2)	909	—	909	Bank of Nova Scotia
	570	01/30/17	1.065	3 month LIBOR(1)	(2,101)	—	(2,101)	Citibank NA
	2,000	08/30/18	1.867	3 month LIBOR(2)	78,837	—	78,837	Barclays Bank PLC
	300	09/21/18	1.670	3 month LIBOR(1)	(7,356)	—	(7,356)	Goldman Sachs International
	1,400	09/26/18	1.555	3 month LIBOR(1)	(23,161)	—	(23,161)	Barclays Bank PLC
	750	09/27/18	1.538	3 month LIBOR(1)	(11,486)	—	(11,486)	Barclays Bank PLC
	300	11/04/18	1.766	3 month LIBOR(1)	(8,239)	—	(8,239)	Barclays Bank PLC
	400	11/09/18	1.720	3 month LIBOR(2)	9,594	—	9,594	Citibank NA
	720	11/15/18	1.531	3 month LIBOR(1)	(4,796)	—	(4,796)	Citibank NA
	705	11/15/18	1.712	3 month LIBOR(1)	(12,841)	—	(12,841)	Citibank NA
	705	11/15/18	1.700	3 month LIBOR(1)	(12,311)	—	(12,311)	Morgan Stanley Capital Services
	1,000	04/19/21	3.514	3 month LIBOR(1)	(158,031)	—	(158,031)	Citibank NA
	600	05/24/21	3.247	3 month LIBOR(1)	(77,763)	—	(77,763)	Citibank NA
	1,000	06/30/21	3.078	3 month LIBOR(1)	(112,443)	—	(112,443)	Citibank NA
	400	08/10/21	2.568	3 month LIBOR(1)	(30,291)	—	(30,291)	Barclays Bank PLC
	700	09/08/21	2.150	3 month LIBOR(2)	23,919	—	23,919	Citibank NA
	500	09/21/21	2.160	3 month LIBOR(2)	17,064	—	17,064	Barclays Bank PLC
	200	09/22/21	2.180	3 month LIBOR(2)	7,187	—	7,187	Citibank NA
	300	10/06/21	2.049	3 month LIBOR(1)	(6,807)	—	(6,807)	Citibank NA
	140	10/06/21	2.033	3 month LIBOR(2)	2,963	—	2,963	Citibank NA
	250	10/07/21	2.108	3 month LIBOR(1)	(7,032)	—	(7,032)	Citibank NA
	200	10/07/21	2.083	3 month LIBOR(1)	(5,156)	—	(5,156)	Citibank NA
	200	10/20/21	2.308	3 month LIBOR(2)	9,227	—	9,227	Citibank NA
	100	11/10/21	2.180	3 month LIBOR(2)	3,167	—	3,167	Citibank NA
	230	11/23/21	2.148	3 month LIBOR(1)	(6,330)	—	(6,330)	Citibank NA
	250	12/28/21	2.118	3 month LIBOR(2)	5,508	—	5,508	Citibank NA
	250	01/06/22	2.086	3 month LIBOR(2)	4,630	—	4,630	Citibank NA
	350	01/11/22	2.113	3 month LIBOR(2)	7,222	—	7,222	Citibank NA
	150	01/11/22	2.070	3 month LIBOR(2)	2,501	—	2,501	Citibank NA
	150	01/17/22	1.991	3 month LIBOR(1)	(1,348)	—	(1,348)	Barclays Bank PLC
	150	01/17/22	2.010	3 month LIBOR(1)	(1,614)	—	(1,614)	Citibank NA
	300	01/30/22	2.060	3 month LIBOR(2)	4,407	—	4,407	Citibank NA
	120	01/30/22	2.082	3 month LIBOR(1)	(2,005)	—	(2,005)	Citibank NA
	150	12/16/41	2.672	3 month LIBOR(2)	1,990	—	1,990	Citibank NA
	100	12/22/41	2.570	3 month LIBOR(2)	(891)	—	(891)	Citibank NA
	150	01/11/42	2.739	3 month LIBOR(1)	(3,906)	—	(3,906)	Citibank NA
	150	01/17/42	2.674	3 month LIBOR(2)	1,781	—	1,781	Citibank NA
	100	01/20/42	2.678	3 month LIBOR(1)	(1,255)	—	(1,255)	Citibank NA
	100	01/26/42	2.843	3 month LIBOR(1)	(4,752)	—	(4,752)	Citibank NA
	150	01/30/42	2.815	3 month LIBOR(2)	6,226	—	6,226	Citibank NA
	120	02/02/42	2.696	3 month LIBOR(2)	1,901	—	1,901	Citibank NA
MXN	4,200	07/05/13	5.480	28 day Mexican Interbank Rate(2)	3,837	—	3,837	Barclays Bank PLC
MXN	2,900	12/15/16	5.750	28 day Mexican Interbank Rate(2)	4,059	—	4,059	Barclays Bank PLC

					$(743,451)	$—	$(743,451)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at January 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(2)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on credit index—Sell Protection(1):
CDX.NA.HY.17.V3	12/20/16	5.000%	$735	$(15,336)	$(44,305)	$28,969	Morgan Stanley Capital Services

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2012(4)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(1):
French Republic	03/20/13	0.250%	$200	0.907%	$(1,430)	$(2,138)	$708	Morgan Stanley Capital Services
Kingdom of Netherlands	03/20/13	0.250	200	0.631	(805)	(840)	35	Morgan Stanley Capital Services
Republic of Austria	03/20/13	1.000	200	0.965	318	(902)	1,220	Morgan Stanley Capital Services

					$(1,917)	$(3,880)	$1,963

The Fund entered into credit default swaps as the protection seller on credit indices and sovereign issues to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

(1) If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of January 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
CLO’s, CDO’s and Other Asset-Backed Securities	$—	$5,120,803	$—
Residential Mortgage-Backed Securities	—	3,244,207	—
Bank Loans	—	2,423,585	—
Commercial Mortgage-Backed Securities	—	8,775,281	—
Corporate Bonds	—	11,967,803	—
Municipal Bond	—	127,884	—
Non-Corporate Foreign Agencies	—	1,276,829	—
Sovereigns	—	618,045	—
U.S. Treasury Obligations	—	187,245	—
Affiliated Money Market Mutual Fund	2,954,473	—	—
Options Purchased	450	—	—
Other Financial Instruments*
Futures Contracts	36,350	—	—
Forward Foreign Currency Contracts	—	72,966	—
Forward Rate Agreements	—	1,576	—
Interest Rate Swap Agreements	—	(743,451)	—
Credit Default Swap Agreements	—	30,932	—

Total	$2,991,273	$33,103,705	$—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	CLO’s, CDO’s and Other Asset- Backed Securities	Bank Loans
Balance as of 10/31/11	$544,648	$362,075
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Purchases	—	—
Sales	—	—
Accrued discount/premium	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	(544,648)	(362,075)

Balance as of 01/31/12	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, 1 CDO transferred out of Level 3 as a result of no longer being fair valued in accordance with the Board of Trustees’ approval and 1 CLO and 4 Bank Loans transferred out of Level 3 as a result of no longer using a single broker quote.

Prudential International Real Estate Fund

Schedule of Investments

as of January 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS — 97.0%
Australia — 15.8%
79,400	CFS Retail Property Trust, REIT	$ 144,566
33,100	Charter Hall Office, REIT	124,749
37,500	Charter Hall Retail, REIT	129,389
183,900	Dexus Property Group, REIT	173,761
50,200	FKP Property Group	33,842
268,800	Goodman Group, REIT	182,638
68,200	GPT Group, REIT	223,730
203,300	Investa Office Fund, REIT	137,054
72,600	Stockland, REIT	258,975
78,600	Westfield Group, REIT	709,288

		2,117,992

Belgium — 0.4%
515	Cofinimmo, REIT	60,304

Brazil — 2.2%
6,073	BR Malls Participacoes SA	66,284
20,064	Brookfield Incorporacoes SA	70,509
3,162	Multiplan Empreendimentos Imobiliarios SA	72,390
22,105	PDG Realty SA Empreendimentos e Participacoes	89,574

		298,757

Canada — 9.7%
5,441	Boardwalk Real Estate Investment Trust, REIT	284,829
15,581	Brookfield Office Properties, Inc.	268,981
11,300	Canadian Apartment Properties, REIT	257,510
15,800	Chartwell Seniors Housing Real Estate Investment Trust, REIT	140,399
13,400	RioCan Real Estate Investment Trust, REIT	347,194

		1,298,913

Finland — 1.3%
20,519	Citycon Oyj	67,099
25,007	Sponda Oyj	106,963

		174,062

France — 6.7%
386	Fonciere des Regions, REIT	25,513
739	ICADE, REIT	60,183
8,677	Klepierre, REIT	260,537
95	Societe de la Tour Eiffel, REIT	4,908
2,855	Unibail-Rodamco, REIT	548,220

		899,361

Germany — 0.2%
778	DIC Asset AG	5,981
360	GSW Immobilien AG(a)	11,155
1,202	Prime Office REIT-AG, REIT(a)	6,077

		23,213

Hong Kong — 22.8%
149,000	China Overseas Land & Investment Ltd.	277,815
75,000	Hang Lung Properties Ltd.	257,727
52,000	Henderson Land Development Co. Ltd.	282,284
66,000	Hongkong Land Holdings Ltd.	339,900
29,000	Hysan Development Co. Ltd.	114,051
8,500	Kerry Properties Ltd.	32,607
67,000	Link (The), REIT	244,059
212,000	New World China Land Ltd.	51,119
128,000	New World Development Co. Ltd.	140,291
82,400	Sino Land Co. Ltd.	137,275
60,000	Sun Hung Kai Properties Ltd.	830,916
49,000	Wharf Holdings Ltd. (The)	278,635
23,000	Wheelock & Co. Ltd.	73,401

		3,060,080

Italy — 0.5%
126,600	Beni Stabili SpA, REIT	62,696

Japan — 15.2%
6,600	AEON Mall Co. Ltd.	145,993
100	Daito Trust Construction Co. Ltd.	9,420
8,000	Daiwa House Industry Co. Ltd.	101,076
7	Frontier Real Estate Investment Corp., REIT	55,930
33,000	Mitsubishi Estate Co. Ltd.	526,909
31,000	Mitsui Fudosan Co. Ltd.	509,617
8	Nippon Accommodations Fund, Inc., REIT	52,690
22	Nippon Building Fund, Inc., REIT	197,428
7,900	Nomura Real Estate Holdings, Inc.	122,615
17,000	Sumitomo Realty & Development Co. Ltd.	322,960

		2,044,638

Netherlands — 3.7%
1,840	Corio NV, REIT	85,598
4,654	Eurocommercial Properties NV, REIT	161,049
1,909	VastNed Retail NV, REIT	84,950
2,217	Wereldhave NV, REIT	162,483

		494,080

Norway — 0.7%
68,591	Norwegian Property ASA	98,789

Singapore — 8.1%
72,000	Ascendas Real Estate Investment Trust, REIT	106,753
34,000	Cache Logistics Trust, REIT	26,625
94,000	CapitaCommercial Trust, REIT	80,335
58,000	Capitaland Ltd.	121,270
43,000	CapitaMall Trust, REIT	58,457
21,000	CDL Hospitality Trusts, REIT	29,634
28,000	City Developments Ltd.	219,486
25,000	Global Logistic Properties Ltd.(a)	39,552
167,250	K-REIT Asia, REIT	117,009
76,000	Keppel Land Ltd.	172,199

122,000	Mapletree Commercial Trust, REIT	83,897
38,880	Mapletree Industrial Trust, REIT	34,619

		1,089,836

Sweden — 0.6%
19,831	Klovern AB	76,380

United Kingdom — 9.1%
11,417	Atrium European Real Estate Ltd.	52,418
6,263	Big Yellow Group PLC, REIT	27,614
34,250	British Land Co. PLC, REIT	263,702
3,410	Derwent London PLC, REIT	89,898
7,274	Great Portland Estates PLC, REIT	41,299
38,356	Hammerson PLC, REIT	227,924
32,117	Land Securities Group PLC, REIT	341,363
52,331	SEGRO PLC, REIT	181,254

		1,225,472

	TOTAL COMMON STOCKS (cost $13,955,439)	13,024,573

PREFERRED STOCK — 0.1%
Sweden — 0.1%
495	Klovern AB (PRFC) (cost $10,736)	9,423

	TOTAL LONG-TERM INVESTMENTS (cost $13,966,175)	13,033,996

SHORT-TERM INVESTMENT — 2.9%
Affiliated Money Market Mutual Fund
397,473	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $397,473)(b)	397,473

	TOTAL INVESTMENTS—100.0% (cost $14,363,648)(c)	13,431,469
	LIABILITIES IN EXCESS OF OTHER ASSETS	(3,858)

	NET ASSETS — 100%	$13,427,611

The following abbreviations are used in the Portfolio descriptions:

PRFC Preference Shares

REIT Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund
(c)	The United States federal income tax basis of the Schedule of Investments was $14,548,553; accordingly, net unrealized depreciation on investments for federal income tax purposes was $1,117,084 (gross unrealized appreciation $145,661; gross unrealized depreciation $1,262,745). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$2,117,992	$—	$—
Belgium	60,304	—	—
Brazil	298,757	—	—
Canada	1,298,913	—	—
Finland	174,062	—	—
France	899,361	—	—
Germany	23,213	—	—
Hong Kong	3,060,080	—	—
Italy	62,696	—	—
Japan	2,044,638	—	—
Netherlands	494,080	—	—
Norway	98,789	—	—
Singapore	1,089,836	—	—
Sweden	76,380	—	—
United Kingdom	1,225,472	—	—
Preferred Stock—Sweden	9,423	—	—
Affiliated Money Market Mutual Fund	397,473	—	—

Total	$13,431,469	$—	$—

Fair Value of Level 2 investments at 10/31/11 was $11,890,569. $11,582,875 was transferred into Level 1 from Level 2 at 01/31/12 as a result of no longer using third-party vendor modeling tools due to significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2012 were as follows:

Diversified Real Estate Activities	28.4%
Retail REIT’s	22.8
Diversified REIT’s	12.4
Real Estate Operating Companies	11.0
Office REIT’s	6.4
Real Estate Development	5.0
Residential REIT’s	4.4
Industrial REIT’s	4.0
Affiliated Money Market Mutual Fund	2.9
Specialized REIT’s	1.5
Homebuilding	1.2

100.0
Liabilities in excess of other assets	— *

100.0%

*	Less than 0.05%

Prudential Large-Cap Core Equity Fund

Schedule of Investments

as of January 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
BASIC MATERIALS — 0.3%
Chemicals
2,300	Rockwood Holdings, Inc.*	$ 116,150
7,600	Valspar Corp.	328,624

		444,774

CONSUMER DISCRETIONARY — 12.0%
Auto Components — 0.1%
4,300	TRW Automotive Holdings Corp.*	161,336

Automobiles — 0.4%
31,600	Ford Motor Co.	392,472
4,300	Thor Industries, Inc.	131,838

		524,310

Distributors — 0.4%
8,700	Genuine Parts Co.	554,886

Diversified Consumer Services 0.1%
1,500	Capella Education Co.*	63,495
2,000	DeVry, Inc.	75,520

		139,015

Hotels, Restaurants & Leisure — 1.9%
7,200	Carnival Corp.(a)	217,440
15,700	McDonald’s Corp.	1,555,085
4,200	Panera Bread Co. (Class A Stock)*	622,650
600	Papa John’s International, Inc.*	23,244

		2,418,419

Household Durables — 0.7%
800	Blyth, Inc.(a)	50,360
2,000	Harman International Industries, Inc.	84,400
2,400	Tempur-Pedic International, Inc.*	160,104
11,100	Whirlpool Corp.(a)	602,952

		897,816

Internet & Catalog Retail — 0.5%
200	Amazon.com, Inc.*	38,888
2,200	HSN, Inc.	78,518
900	priceline.com, Inc.*	476,532

		593,938

Leisure Equipment & Products — 0.9%
700	Arctic Cat, Inc.*	20,888
13,400	Polaris Industries, Inc.	862,960
5,100	Sturm, Ruger & Co., Inc.	202,215

		1,086,063

Media — 3.2%
13,700	Comcast Corp. (Class A Stock)	364,283
21,600	DIRECTV (Class A Stock)*	972,216
70,300	News Corp. (Class A Stock)	1,323,749

6,000	Time Warner, Inc.	222,360
19,900	Viacom, Inc. (Class B Stock)	936,096
3,560	Walt Disney Co. (The)	138,484

		3,957,188

Multiline Retail — 0.8%
600	Kohl’s Corp.	27,594
19,100	Target Corp.	970,471

		998,065

Specialty Retail — 1.9%
9,600	Home Depot, Inc.	426,144
20,000	Ross Stores, Inc.	1,016,400
14,500	TJX Cos., Inc.	988,030

		2,430,574

Textiles, Apparel & Luxury Goods — 1.1%
16,400	Coach, Inc.	1,148,820
2,400	Crocs, Inc.*(a)	45,648
3,900	True Religion Apparel, Inc.*	141,336

		1,335,804

CONSUMER STAPLES — 9.3%
Agriculture — 0.3%
6,300	Bunge Ltd. (Bermuda)	360,801

Beverages — 1.5%
17,200	Coca-Cola Co. (The)	1,161,516
4,400	Molson Coors Brewing Co. (Class B Stock)	188,716
300	Monster Beverage Corp.*	31,353
7,194	PepsiCo, Inc.	472,430

		1,854,015

Food & Staples Retailing — 3.2%
30,500	CVS Caremark Corp.	1,273,375
40,100	Kroger Co. (The)	952,776
26,870	Wal-Mart Stores, Inc.	1,648,743

		3,874,894

Food Products — 1.4%
19,338	Archer-Daniels-Midland Co.	553,647
6,300	Corn Products International, Inc.	349,587
8,500	Smithfield Foods, Inc.*(a)	189,805
35,900	Tyson Foods, Inc. (Class A Stock)	669,176

		1,762,215

Household Products — 1.2%
5,100	Kimberly-Clark Corp.	364,956
18,564	Procter & Gamble Co. (The)	1,170,275

		1,535,231

Personal Products — 0.4%
4,400	Avon Products, Inc.	78,188
7,900	Herbalife Ltd.	457,252

		535,440

Tobacco — 1.3%
1,200	Altria Group, Inc.	34,080
2,300	Lorillard, Inc.	246,997
9,100	Philip Morris International, Inc.	680,407
19,100	Reynolds American, Inc.	749,293

		1,710,777

CONSUMER, CYCLICAL — 0.3%
Retail
2,500	Ascena Retail Group, Inc.*(a)	88,425
3,300	MSC Industrial Direct Co., Inc. (Class A Stock)	250,866

		339,291

ENERGY — 12.7%
Energy Equipment & Services — 1.7%
7,500	Halliburton Co.	275,850
11,300	Helmerich & Payne, Inc.(a)	697,323
10,600	National Oilwell Varco, Inc.	784,188
2,300	RPC, Inc.(a)	35,075
5,300	Schlumberger Ltd.	398,401

		2,190,837

Oil & Gas — 0.2%
4,100	Energy XXI Bermuda Ltd. (Bermuda)*	134,603
4,800	Qep Resources, Inc.(a)	137,472

		272,075

Oil, Gas & Consumable Fuels — 10.8%
5,700	Apache Corp.	563,616
27,584	Chevron Corp.	2,843,358
24,700	ConocoPhillips	1,684,787
58,274	Exxon Mobil Corp.	4,879,865
14,000	Hess Corp.	788,200
30,500	Marathon Oil Corp.	957,395
15,250	Marathon Petroleum Corp.	582,855
6,100	Newfield Exploration Co.*	230,641
7,200	Occidental Petroleum Corp.	718,344
4,700	Stone Energy Corp.*	131,835
5,800	Valero Energy Corp.(a)	139,142

		13,520,038

FINANCIALS — 12.4%
Capital Markets — 1.5%
2,700	E*Trade Financial Corp.*	22,113
10,800	Goldman Sachs Group, Inc. (The)	1,203,876
23,500	Morgan Stanley	438,275
5,000	State Street Corp.	195,900

		1,860,164

Commercial Banks — 3.8%
20,300	BB&T Corp.(a)	551,957
13,600	Huntington Bancshares, Inc.	77,656
34,700	KeyCorp	269,619
7,100	PNC Financial Services Group, Inc.	418,332
59,200	Regions Financial Corp.	309,024
1,500	State Bank Financial Corp.*	23,985
23,400	SunTrust Banks, Inc.	481,338
13,691	US Bancorp	386,360
76,664	Wells Fargo & Co.	2,239,355

		4,757,626

Commercial Services
5,000	Advance America Cash Advance Centers, Inc.	39,350

Consumer Finance — 0.9%
27,500	Discover Financial Services	747,450
14,000	Nelnet, Inc. (Class A Stock)	345,100

		1,092,550

Diversified Financial Services — 2.0%
88,368	Bank of America Corp.	630,064
8,870	Citigroup, Inc.	272,486
42,700	JPMorgan Chase & Co.	1,592,710

		2,495,260

Insurance — 2.6%
3,500	ACE Ltd. (Switzerland)	243,600
16,900	Assurant, Inc.	669,240
9,500	Berkshire Hathaway, Inc. (Class B Stock)*	744,515
6,600	HCC Insurance Holdings, Inc.	183,216
5,900	Loews Corp.	220,129
2,200	Symetra Financial Corp.	20,284
24,400	Unum Group	557,052
34,100	XL Group PLC	691,207

		3,329,243

Multi-Line Insurance
1,900	American Financial Group, Inc.	69,673
Office REITs — 0.1%
2,500	Corporate Office Properties Trust	60,575
1,500	Sabra Health Care REIT, Inc.	21,330

		81,905

Real Estate Investment Trusts — 1.5%
2,000	Annaly Capital Management, Inc.	33,680
600	Chatham Lodging Trust	7,422
2,700	Commonwealth REIT	53,109
16,600	Hospitality Properties Trust	402,218
22,500	Inland Real Estate Corp.	192,375
4,200	PennyMac Mortgage Investment Trust	74,382
3,400	Resource Capital Corp.	19,890
6,500	Simon Property Group, Inc.	883,090
21,600	Winthrop Realty Trust	258,120

		1,924,286

HEALTHCARE — 12.9%
Biotechnology — 2.5%
17,600	Amgen, Inc.	1,195,216
7,700	Biogen Idec, Inc.*	907,984
14,700	Celgene Corp.*	1,068,690

		3,171,890

Healthcare Equipment & Supplies — 1.2%
21,700	Covidien PLC	1,117,550
1,000	Intuitive Surgical, Inc.*	459,910

		1,577,460

Healthcare Providers & Services — 3.3%
24,100	Aetna, Inc.	1,053,170
16,800	Coventry Health Care, Inc.*(a)	505,176
5,900	Humana, Inc.	525,218
22,200	UnitedHealth Group, Inc.	1,149,738
14,600	WellPoint, Inc.	939,072

		4,172,374

Life Sciences Tools & Services — 0.6%
13,800	Thermo Fisher Scientific, Inc.*	730,020

Pharmaceuticals — 5.3%
31,700	Abbott Laboratories	1,716,555
18,499	Johnson & Johnson	1,219,269
31,900	Merck & Co., Inc.	1,220,494
114,634	Pfizer, Inc.	2,453,168

		6,609,486

INDUSTRIALS — 10.6%
Aerospace & Defense — 1.7%
14,500	General Dynamics Corp.	1,002,820
6,800	Honeywell International, Inc.	394,672
6,200	Northrop Grumman Corp.	359,910
5,500	United Technologies Corp.	430,925

		2,188,327

Air Freight & Logistics — 1.0%
7,500	FedEx Corp.(a)	686,175
8,100	United Parcel Service, Inc. (Class B Stock)	612,765

		1,298,940

Airlines
2,500	Hawaiian Holdings, Inc.*	17,400

Building Products
600	Lennox International, Inc.	21,720

Commercial Services & Supplies — 0.1%
1,400	Copart, Inc.*	65,856

Construction & Engineering
800	Primoris Services Corp.	12,728

Electrical Equipment — 1.4%
3,700	Acuity Brands, Inc.	215,451
3,200	AMETEK, Inc.	150,400
17,200	Emerson Electric Co.	883,736
700	Franklin Electric Co., Inc.	35,042
5,500	Rockwell Automation, Inc.(a)	428,285

		1,712,914

Industrial Conglomerates — 1.6%
200	3M Co.	17,342
76,600	General Electric Co.	1,433,186
10,600	Tyco International Ltd.	540,070

		1,990,598

Machinery — 2.3%
4,100	Cummins, Inc.	426,400
14,800	Deere & Co.	1,275,020
2,200	Gardner Denver, Inc.	164,120
800	NACCO Industries, Inc. (Class A Stock)	81,760
9,200	Parker Hannifin Corp.	742,256
1,300	Toro Co. (The)	82,407
600	Valmont Industries, Inc.	62,946

		2,834,909

Machinery-Diversified — 0.2%
4,700	AGCO Corp.*	239,371

Road & Rail — 2.3%
15,700	CSX Corp.	354,035
15,400	Norfolk Southern Corp.	1,111,880
12,200	Union Pacific Corp.	1,394,582

		2,860,497

Trading Companies & Distributors
1,400	Applied Industrial Technologies, Inc.	54,012
400	DXP Enterprises, Inc.*	13,492

		67,504

INFORMATION TECHNOLOGY — 20.7%
Communications Equipment — 3.3%
500	Black Box Corp.	15,460
79,250	Cisco Systems, Inc.	1,555,677
2,900	F5 Networks, Inc.*	347,246
10,500	Motorola Solutions, Inc.	487,305
2,900	Netgear, Inc.*	115,478
27,900	QUALCOMM, Inc.	1,641,078

		4,162,244

Computers & Peripherals — 6.4%
11,390	Apple, Inc.*	5,199,307
69,400	Dell, Inc.*	1,195,762
47,400	EMC Corp.*(a)	1,221,024
10,525	Hewlett-Packard Co.	294,490
2,600	Western Digital Corp.*	94,510

		8,005,093

Internet Software & Services — 1.3%
23,300	Akamai Technologies, Inc.*(a)	751,425
1,400	Google, Inc. (Class A Stock)*	812,154
600	Liquidity Services, Inc.*	20,706

		1,584,285

IT Services — 3.7%
4,600	Fiserv, Inc.*	289,294
8,970	International Business Machines Corp.	1,727,622
3,400	Mastercard, Inc. (Class A Stock)	1,208,938
3,800	Unisys Corp.*	79,686
14,100	Visa, Inc. (Class A Stock)	1,419,024

		4,724,564

Semiconductors & Semiconductor Equipment — 1.5%
71,600	Intel Corp.	1,891,672

Software — 4.5%
34,800	Activision Blizzard, Inc.	429,432
6,500	Autodesk, Inc.*	234,000
1,000	Citrix Systems, Inc.*	65,210
19,100	Intuit, Inc.	1,078,004
65,200	Microsoft Corp.	1,925,356
65,600	Oracle Corp.	1,849,920
1,700	Symantec Corp.*	29,223

		5,611,145

MATERIALS — 2.4%
Chemcials — 0.1%
1,800	Koppers Holdings, Inc.	68,382

Chemicals — 1.2%
2,100	A. Schulman, Inc.	51,450
4,200	CF Industries Holdings, Inc.	744,996
1,800	Eastman Chemical Co.	90,576
800	LSB Industries, Inc.*	28,040
4,700	LyondellBasell Industries NV (Netherlands) (Class A Stock)	202,570
5,100	PPG Industries, Inc.	456,858

		1,574,490

Containers & Packaging — 0.4%
19,000	Owens-Illinois, Inc.*	456,950

Metals & Mining — 0.7%
11,100	Coeur d’Alene Mines Corp.*	307,026
37,600	Steel Dynamics, Inc.	599,720

		906,746

Paper & Forest Products
800	Kapstone Paper and Packaging Corp.	13,968
400	Schweitzer-Mauduit International, Inc.	27,812

		41,780

TECHNOLOGY — 0.1%
Computers
800	DST Systems, Inc.	39,048
2,000	Fortinet, Inc.*	45,620

		84,668

TELECOMMUNICATION SERVICES — 1.7%
Diversified Telecommunication Services
41,568	AT&T, Inc.	1,222,515
6,200	CenturyTel, Inc.	229,586
19,100	Verizon Communications, Inc.	719,306

		2,171,407

UTILITIES — 2.9%
Electric Utilities — 0.5%
6,300	Duke Energy Corp.(a)	134,253
4,200	FirstEnergy Corp.	177,324
13,000	NV Energy, Inc.	210,600
2,900	PPL Corp.	80,591

		602,768

Independent Power Producers & Energy Traders — 0.3%
33,400	AES Corp. (The)*	426,184

Multi-Utilities — 1.9%
18,400	Dominion Resources, Inc.	920,736
13,200	PG&E Corp.	536,712
16,900	Public Service Enterprise Group, Inc.	512,746
6,300	Sempra Energy	358,470

		2,328,664

Water Utilities — 0.2%
1,000	American States Water Co.	36,170
7,700	American Water Works Co., Inc.	259,721

		295,891

	Total long-term investments (cost $95,341,156)	123,656,786

SHORT-TERM INVESTMENTS — 6.4%

Principal Amount (000)
United States Government Security — 0.3%
$400	United States Treasury Bill, 0.025%, 6/28/12 (cost $399,959)(b)(c)	399,885

Shares
Affiliated Money Market Mutual Fund — 6.1%
7,599,602	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $7,599,602; includes $5,919,293 of cash collateral received for securities on loan) (d)(e)	7,599,602

	Total short-term investments (cost $7,999,561)	7,999,487

	Total Investments 104.7% (cost $103,340,717)(f)	131,656,273
	Liabilities in excess of other assets(g) — (4.7%)	(5,898,410)

	Net Assets — 100.0%	$125,757,863

The following abbreviations are used in the portfolio descriptions:

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,796,134; cash collateral of $5,919,293 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	All or a portion of security segregated as collateral for futures contracts.
(c)	Rate quoted represents yield-to-maturity as of purchase date.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$103,591,468	$28,530,271	$(465,466)	$28,064,805

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

(g)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at January 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2012	Unrealized Appreciation(1)
	Long Position:
2	E-mini S&P 500 Future	Mar, 2012	$2,184,648	$2,223,940	$39,292

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of January 31, 2012.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	123,656,786	$—	$—
United States Government Security	—	399,885	—
Affiliated Money Market Mutual Fund	7,599,602	—	—
Other Financial Instruments*
Futures	39,292	—	—

Total	131,295,680	$399,885	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor, in consultation with the Manager, to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Futures contracts traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current forward exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in open-end, non-exchange-traded mutual Funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

The Funds invest in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2. The Core Fund is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 9

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	March 22, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	March 22, 2012

*	Print the name and title of each signing officer under his or her signature.